Indemnification assets (Tables)	3 Months Ended
Mar. 31, 2018
Business Combinations1 [Abstract]
Summary of Indemnification Assets

	March 31, 2018	December 31, 2017
	€m	€m
Related to the Iglo acquisition at start of the period	—	2.1
Release of indemnified provision	—	(2.1)
Related to Iglo acquisition at end of the period	—	—
Related to the Findus acquisition at start of the period	73.8	63.4
Remeasurement of indemnification assets	—	10.4
Related to Findus acquisition at end of the period	73.8	73.8
Total indemnification assets	73.8	73.8